[Kobren Insight Funds logo]
Kobren Insight Management, Inc.
Kobren Insight Funds
Kobren Growth Fund
Semi-Annual Report
June 30, 2002

Message To Shareholders

FEW HIDING PLACES IN WORST
FIRST HALF IN OVER 30 YEARS

Most of the stock market managed to survive the first quarter of 2002 with modest gains, but a very painful second quarter pushed all major stock indices sharply into negative territory. The S&P 500 ended up suffering its worst first half since 1970 with a loss of 13.2%. The NASDAQ (which had been down 5.3% in the first quarter) fared much worse with a loss of 24.8%.

   While no major sector of the stock market delivered gains, there were a few areas that at least sheltered investors from the worst of the storm. Smaller capitalization stocks fared a good deal better than the larger variety with the S&P 400 (a mid-cap index) declining 3.2% and the Russell 2000 (a small-cap index) losing 4.7%. Value stocks also performed much better than growth stocks.

[Eric Kobren - photo]

    International stocks also held up better than domestic issues as the EAFE index dropped just 1.6%. A major reason for the relative strength in overseas stocks was the decline in the U.S. dollar versus foreign currencies which boosts returns to U.S. investors. Outside of the stock market, high-quality bonds delivered positive returns.

    This kind of market dramatically demonstrates the value of diversification, the cornerstone of our philosophy. Our diversified portfolio, with significant holdings in bonds, international stocks, and small- and mid-value stocks, helped Kobren Growth to substantially outperform the broad market with a first-half loss of 4.5%.

WHAT HAPPENED
    Several factors combined to create the "perfect storm" in the first half:
1.  Speculation in the late '90s caused valuations to reach historic extremes.
2. To return to more normal valuations, either earnings had to increase dramatically, or prices had to come down sharply.
3.  The economy went into recession and, rather than rising, earnings fell.
4. The terrorist attacks of 9/11 and the potential of further attacks damaged investors' confidence.
5. A dangerous Mideast situation that managed to only get worse spooked investors as well.
6. Seemingly daily revelations of corporate wrongdoing caused some investors to lose faith in investing.

WHAT'S NEXT
    Obviously, I can't tell you what will happen in the market next month, next quarter or even next year. I don't have a crystal ball. But I do know that sooner or later this market will turn around and that over the long-term, stocks are still one of the best investments. And, despite the fact that the markets have started the third quarter right where the second quarter left off, there are some reasons for optimism.

    Negative sentiment is approaching extremes and that is often a sign that we are near a bottom. While valuations are still richer than I would like, they are now a lot more reasonable. Passing almost unnoticed under the endless stream of bad news, the economy is slowly recovering and the outlook for corporate earnings is improving as well. The Federal Reserve seems likely to hold rates steady until we are on much firmer footing. And while corporate scandals have caused investors to lose faith, they will ultimately lead to reforms that should make for a better investment climate in the future.

    Of course, there are still ample reasons to be concerned. Strong consumer spending, which has kept the economy out of more serious trouble, has recently shown signs of cracking. There will undoubtedly be more revelations of corporate wrongs, before things get "right." And terrorism remains a deadly wildcard. However, we must remember that the stock market is a leading indicator - it turns up well before it is apparent to everyone that things have turned the corner.

    To say that this has been a difficult time to be an investor is an obvious understatement, but we caution against the urge to bail out and wait "until things get better." The first few days of a market rebound are usually very strong. In fact, if you missed just the best 10 days in the market over the past 20 years, you would have missed out on 40% of the entire return over that period! I thank you for your continued confidence during this challenging environment.

                           Sincerely,

                       /s/ Eric M. Kobren

                           Eric M. Kobren
                           President and Portfolio Manager


Kobren Growth Fund (6/30/02)
[Value of $10,000 invested 12/16/96 chart]

                                              12 MONTHS         ANNUALIZED
                                YTD           ENDED             SINCE INCEPTION
TOTAL RETURN (%)              6/30/02         6/30/02           (12/16/96)
----------------              -------         -------           ----------
Kobren Growth                    -4.5%        -10.6%            +5.7%

KOBREN GROWTH FUND (Ticker: KOGRX): While many market "experts" eschewed diversified portfolios as recently as 1999, they proved their mettle during a volatile first half of 2002. While we're never happy with negative returns, decreasing our large capitalization exposure, adding an international fund, and increasing our bond exposure helped prevent even more significant declines. In addition, this year's bias towards value and smaller capitalization companies helped the Fund beat 95% of its large-cap blend peers for the first half of 2002, according to Morningstar.

    Our largest bond position, which increased from 6.4% at the beginning of the year to 10.8% as we ended the second quarter, was PIMCO REAL RETURN. Managed by John Brynjolfsson, this top-ranked fund is one of the few available investing in inflation-adjusted securities. Appreciating 7.5% in this year's first half ranked the fund at the top of its peer group. Our largest equity fund, Oakmark, decreased slightly from 22.6% of assets to 17.0% since the beginning of the year. After steering the fund to the top of its peer group in 2001, manager Bill Nygren has done a respectable job by holding losses to a relatively modest 4.5%. JULIUS BAER INTERNATIONAL EQUITY was purchased in March to add geographic diversification to the portfolio. Manager Richard Pell has kept the majority of assets in Europe and has contributed positive returns since we've held the fund.

[Asset Allocation* pie chart]

                Cash                            0.9%
                International                  12.0%
                Bond                           18.9%
                U.S. Stocks                    68.2%

Top Ten Holdings*
KOBREN GROWTH                            STYLE                ALLOC (%)
-------------                            -----                ---------
Oakmark                                  Large Cap Value          17.0
Longleaf Partners Small Cap              Small Cap Value          12.3
Julius Baer International Equity         International            12.0
PIMCo Real Return - Instl.               Bond                     10.8
PIMCo High Yield - Instl.                Bond                      8.2
Fidelity OTC Portfolio                   Large Cap Growth          7.9
Longleaf Partners                        Mid Cap Value             5.9
Marsico Growth                           Large Cap Growth          5.3
Wasatch Ultra Growth                     Small Cap Growth          4.8
Fidelity Select Medical Eq & Syst        Mid Cap Value             4.3
TOTAL FUND ASSETS                         $52,687,825

[Style Allocation* pie chart]

                Cash                            0.9%
                Small Cap Growth                4.8%
                Mid Cap Value                  10.2%
                International                  12.0%
                Small Cap Value                12.3%
                Bond                           18.9%
                Large Cap Growth               19.8%
                Large Cap Value                21.1%
* Based on total net assets

[Top Sectors** bar chart]
(Totals may not equal 100%)

                Technology                      17.1
                Services                        16.9
                Financials                      15.5
                Health                          13.8
                Industrial Cyclicals            10.1
                Energy                           7.8
                Retail                           7.2
                Consumer Staples                 6.9
                Consumer Durables                3.7
                Utilities                        1.0
** Equities only

Kobren Insight Management, Inc. is the adviser for Kobren Insight Funds, and Kobren Insight Brokerage, Inc., a NASD broker/dealer, is the distributor for the Funds. Performance data reflects past performance and is not a guarantee of future results. Performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and would have been lower in the absence of fee waivers and expense reimbursements. Total return figures include reinvestment of all distributions. Investment return and principal value will fluctuate with market conditions and an investor's shares when redeemed may be worth more or less than their original cost.

                            Portfolio of Investments
                           JUNE 30, 2002 (UNAUDITED)

    SHARES   MUTUAL FUNDS - 100.32%             VALUE (NOTE 1)
LARGE CAP VALUE - 21.08%
-------------------------------------------------------------------------------
93,762      Fidelity Select Energy Portfolio                       $  2,176,225
265,274     Oakmark Fund - Class I                                    8,931,772
                                                                   ------------
                                                                     11,107,997

LARGE CAP GROWTH - 19.82%
-------------------------------------------------------------------------------
50,566      Fidelity Blue Chip Growth Fund                            1,807,729
42,159      Fidelity Growth Company Fund                              1,680,860
158,194     Fidelity OTC Portfolio                                    4,162,084
200,664     Marsico Growth Fund                                       2,789,226
                                                                   ------------
                                                                     10,439,899

BOND - 18.93%
-------------------------------------------------------------------------------
503,066     PIMCo High Yield Fund-Inst'l Class                        4,306,241
528,835     PIMCo Real Return Fund- Inst'l Class                      5,669,115
                                                                   ------------
                                                                      9,975,356

SMALL CAP VALUE - 12.33%
-------------------------------------------------------------------------------
282,371     Longleaf Partners Small Cap Fund                          6,497,357

INTERNATIONAL - 12.03%
-------------------------------------------------------------------------------
286,809     Julius Baer Int'l Equity-Inst'l Class                     6,318,402
1,495       Oakmark Int'l Small Cap Fund-Class I                         19,552
                                                                   ------------
                                                                      6,337,954

MID CAP VALUE - 10.21%
-------------------------------------------------------------------------------
151,123     Fidelity Select Med Eq & Sys Fund                         2,254,762
128,461     Longleaf Partners Fund                                    3,097,198
1,149       Oakmark Select Fund - Class I                                29,482
                                                                   ------------
                                                                      5,381,442

SMALL CAP GROWTH - 4.84%
-------------------------------------------------------------------------------
127,877     Wasatch Ultra Growth Fund                              $  2,547,315

MID CAP GROWTH - 0.03%
-------------------------------------------------------------------------------
697         RS Emerging Growth Fund                                      15,949

MONEY MARKET FUND - 1.05%
-------------------------------------------------------------------------------
553,572     Dreyfus Cash Mgmt Plus Fund                                 553,572

            TOTAL MUTUAL FUNDS
            (COST $51,260,517)                                       52,856,841
                                                                   ------------

TOTAL INVESTMENTS
   (COST $51,260,517*)                        100.32%                52,856,841

LIABILITIES NET OF CASH
     & OTHER ASSETS                            -0.32%                  (169,016)
                                              ------               ------------

TOTAL NET ASSETS                              100.00%              $ 52,687,825
                                              ------               ------------

* For Federal income tax purposes, cost is $51,260,517 and appreciation (depreciation) is as follows:
            Unrealized appreciation:         $3,815,775
            Unrealized depreciation:         (2,219,451)
                                             ----------
            Net unrealized appreciation:     $1,596,324

                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2002 (UNAUDITED)

ASSETS:
Investments, at value (Note 1) See Portfolio of Investments         $52,856,841
Interest and dividends receivable                                        68,200
Receivable for fund shares sold                                           4,000
Prepaid expenses and other assets                                        12,554
                                                                    -----------
  Total assets                                                       52,941,595
                                                                    -----------

LIABILITIES:
Payable for fund shares redeemed                                        199,772
Investment advisory fee payable (Note 2)                                 21,784
Accrued Trustees' fees and expenses (Note 2)                              4,258
Accrued expenses and other payables                                      27,956
                                                                    -----------
  Total liabilities                                                     253,770
                                                                    -----------
NET ASSETS:                                                         $52,687,825
                                                                    -----------

Investments, at cost                                                $51,260,517

NET ASSETS CONSIST OF:
Accumulated net investment loss                                     $   (42,256)
Accumulated net realized loss on investments sold                      (408,099)
Net unrealized appreciation of investments                            1,596,324
Par value (Shares of beneficial interest, $0.001 per share)               4,851
Paid-in capital in excess of par value                               51,537,005
                                                                    -----------
NET ASSETS                                                          $52,687,825
                                                                    -----------

SHARES OUTSTANDING                                                    4,851,022

Net asset value, offering and redemption price per share            $     10.86

                       SEE NOTES TO FINANCIAL STATEMENTS

International investing has special risks, including currency fluctuation, political and economic instability, and the volatility of emerging markets. The S&P 500 Index is an unmanaged index of common stocks. The adviser absorbs certain expenses of each Kobren Insight Fund, without which total returns would have been lower. Portfolio holdings are also subject to change. Data sources:
Kobren Insight Management, Inc. and Morningstar. This report must be preceded or accompanied by a prospectus. Please read it carefully before investing. You may obtain a prospectus by calling a Kobren Insight Fund representative at 1-800-4KOBREN (1-800-456-2736) or by visiting www.kobren.com. Copyright (C)2002

                            STATEMENT OF OPERATIONS
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

INVESTMENT INCOME:
Dividends                                                           $   209,138
                                                                    -----------
  Total investment income                                               209,138
                                                                    -----------

EXPENSES:
Investment advisory fee (Note 2)                                        196,464
Administration fee (Note 2)                                              33,750
Transfer agent fees                                                      35,188
Custodian fees                                                            1,530
Professional fees                                                         9,712
Trustees' fees and expenses (Note 2)                                      7,336
Registration and filing fees                                              7,366
Reorganization expenses (Note 1)                                         29,515
Other                                                                     5,585
                                                                    -----------
  Total expenses                                                        326,446
Expenses reimbursed by investment adviser (Note 2)                      (64,494)
Other reductions (Note 2)                                               (10,558)
                                                                    -----------
  Net expenses                                                          251,394
                                                                    -----------
NET INVESTMENT LOSS                                                     (42,256)
                                                                    -----------

NET REALIZED AND UNREALIZED
     GAIN (LOSS) ON INVESTMENTS:
Net realized gain from security transactions                          1,258,712
Short term capital gain distributions received                           38,767
Long term capital gain distributions received                            18,682
Net unrealized depreciation of investments                           (3,521,470)
                                                                    -----------
Net realized and unrealized loss on investments                      (2,205,309)
                                                                    -----------

NET DECREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                                     $(2,247,565)
                                                                    -----------

                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                                          FOR THE SIX
                                                                          MONTHS ENDED          FOR THE YEAR
                                                                          JUNE 30, 2002             ENDED
                                                                           (UNAUDITED)         DECEMBER 31, 2001
                                                                           -----------         -----------------
Net investment loss                                                        $   (42,256)           $  (191,928)
Net realized gain (loss) from security transactions                          1,258,712             (2,192,087)
Short term capital gains distributions received                                 38,767                 26,417
Long term capital gains distributions received                                  18,682                709,196
Net unrealized depreciation of investments                                  (3,521,470)            (3,171,868)
                                                                           -----------            -----------
Net decrease in net assets resulting from operations                        (2,247,565)            (4,820,270)
Distribution to shareholders from:
       Net investment income and short term capital
       gain distributions received                                                --                     --
       Net realized gains on investments                                          --                 (261,877)
                                                                           -----------            -----------
   Total distributions                                                            --                 (261,877)

Net decrease in net assets from fund share transactions (Note 5)              (399,159)            (2,688,530)
                                                                           -----------            -----------

Net decrease in net assets                                                  (2,646,724)            (7,770,677)
NET ASSETS:
Beginning of period                                                         55,334,549             63,105,226
                                                                           -----------            -----------
End of period                                                              $52,687,825            $55,334,549
                                                                           -----------            -----------
Accumulated net investment loss                                            $   (42,256)           $      --
                                                                           -----------            -----------

                                       SEE NOTES TO FINANCIAL STATEMENTS

                                                      FINANCIAL HIGHLIGHTS

FOR A FUND SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                              FOR THE
                                             SIX MONTHS
                                               ENDED
                                              6/30/2002                              FOR THE YEAR ENDED
                                             (UNAUDITED)    12/31/2001     12/31/2000    12/31/1999   12/31/1998(A)      12/31/1997
                                             -----------    ----------     ----------    ----------   -------------      ----------
Net asset value - beginning of period          $ 11.37        $ 12.32        $ 15.34       $ 12.54      $ 11.51           $ 10.24

Net investment income (loss)(1)(f)               (0.01)         (0.04)         (0.04)        (0.04)       (0.02)             0.05
Short term capital gains distributions
  received                                        0.01           0.01           0.22          0.14         0.05              0.22
Net realized and unrealized gain (loss) on
  investments                                    (0.51)         (0.87)         (1.68)         3.63         1.29              1.27
                                               -------        -------        -------       -------      -------           -------
Net increase (decrease) in net assets
  resulting from investment operations           (0.51)         (0.90)         (1.50)         3.73         1.32              1.54

Distributions from net investment income          --             --             --            --           --               (0.05)
Distributions from net realized short term
  capital gains from operations and
  distributions received                          --             --            (0.19)        (0.10)       (0.03)            (0.22)
Distributions from net realized capital gains     --            (0.05)         (1.33)        (0.83)       (0.26)            --(e)
                                               -------        -------        -------       -------      -------           -------
Total distributions                               --            (0.05)         (1.52)        (0.93)       (0.29)            (0.27)

Net asset value - end of period                $ 10.86        $ 11.37        $ 12.32       $ 15.34      $ 12.54           $ 11.51
                                               -------        -------        -------       -------      -------           -------

Total return(b)(d)                               (4.49)%        (7.28)%        (9.75)%       29.70%       11.45%            15.03%
                                               -------        -------        -------       -------      -------           -------
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)           $52,688        $55,335        $63,105       $73,151      $64,507           $62,509
Ratio of net investment income (loss) to
  average net assets(f)                        (0.16)% (c)      (0.32)%        (0.41)%       (0.34)%      (0.19)%            0.60%
Ratio of operating expenses to average
  net assets before fees waived and/or
  expenses reimbursed by investment adviser
  and other reductions(2)                         1.25%(c)       1.08%          1.06%         1.07%        1.07%             1.28%
Ratio of operating expenses to average net
  assets after reimbursements and
  reductions(2)                                   0.96%(c)       0.96%          0.99%         0.98%        0.91%             0.89%
Portfolio turnover rate(d)                          61%            80%            93%           66%          62%               43%

------------------------
(a) Per share net investment income has been calculated using the monthly average share method.
(b) Total return represents aggregate total return for the period indicated and would have been lower in the absence of fee waivers and expense reimbursements.
(c) Annualized.
(d) Not Annualized.
(e) The selected amount is less than $0.005.
(f) Net investment income (loss) would have been lower in the absence of fee waivers and expense reimbursements.
(1) Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2) Does not include expenses of the investment companies in which the Fund invests.

                                                SEE NOTES TO FINANCIAL STATEMENTS

                         NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES
    Kobren Insight Funds (the "Trust") was organized on September 13, 1996, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end diversified management investment company with two funds.

At a special meeting held on February 11, 2002, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization to transfer shares of Kobren Moderate Growth Fund into shares of Kobren Growth Fund in a tax free transaction. A summary of the reorganization as of April 26, 2002 is as follows:

FUND                        TOTAL NET ASSETS            UNREALIZED GAIN       SHARES EXCHANGED     NET ASSET VALUE
----                        ----------------            ---------------       ----------------     ---------------
Kobren Moderate Growth Fund    $19,984,387                 $1,235,942              1,895,468             $10.54

                          NET ASSETS           PROCEEDS           NET ASSETS         SHARES ISSUED         NET ASSET
FUND                   PRIOR TO MERGER        FROM MERGER        AFTER MERGER         IN EXCHANGE            VALUE
----                   ---------------        -----------        ------------         -----------            -----
Kobren Growth Fund        $36,317,000         $19,984,387         $56,301,387          1,731,711            $11.54

As of June 30, 2002, the Trust offered shares of two funds, Kobren Growth Fund and Delphi Value Fund. Information presented in these financial statements pertains only to Kobren Growth Fund (the "Fund"). The Fund seeks to achieve its investment objective by investing primarily in shares of other investment companies ("underlying funds"), but also may invest directly in securities that are suitable investments for the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

USE OF ESTIMATES -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- The underlying funds are valued according to their stated net asset value. The Fund's other investment securities are valued at the last sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term investments are valued at amortized cost which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

DIVIDENDS AND DISTRIBUTIONs -- It is the policy of the Fund to declare and pay dividends from net investment income annually. The Fund will distribute net realized capital gain if any (including net short-term capital gains) annually, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gain for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gain. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Interest income is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.

FEDERAL INCOME TAX -- The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, applicable to regulated investment companies, by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

EXPENSES -- Expenses of the Trust which are directly identifiable to a specific fund are allocated to that fund. Certain of the Trust's other expenses are allocated equally to those funds which make up the Trust. Other expenses of the Trust are allocated among the funds based upon relative net assets of each fund.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND OTHER RELATED PARTY TRANSACTIONS
    The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with Kobren Insight Management, Inc. ("KIM"). The Advisory Agreement provides that the Fund pays KIM a fee, computed daily and paid monthly, at the annual rate of 0.75% of the Fund's average daily net assets. KIM has voluntarily agreed to limit the Fund's other operating expenses to 0.25% of the Fund's average daily net assets until January 1, 2003.

    The Trust has also entered into an administration agreement (the "Administration Agreement") with PFPC Inc. (the "Administrator"), a member of the PNC Financial Services Group. The Administrator also serves as the Trust's transfer agent and dividend paying agent. Boston Safe Deposit and Trust Company, an indirectly wholly-owned subsidiary of Mellon Financial Corporation, serves as the Trust's custodian. Kobren Insight Brokerage, Inc. ("KIB"), an affiliate of KIM, serves as distributor of the Fund's shares and bears all distribution costs. No distribution fees are paid by the Fund.

    For the six months ended June 30, 2002, expense reimbursements were as follows:

                               EXPENSES REIMBURSED
                              BY INVESTMENT ADVISER      OTHER REDUCTIONS (1)
                              ---------------------      --------------------
Kobren Growth Fund                   $ 64,494                 $  10,558


(1) Reimbursement to Fund of 12b-1 distribution fees paid to KIB by certain fund investments held in the portfolios owned by the Fund.

     No officer, director or employee of KIM, KIB, the Administrator, or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. Each trustee who is not an "affiliated person" receives an annual retainer fee of $5,000 plus $1,000 for each board meeting attended and $500 for each committee meeting attended. The Trust also reimburses out-of-pocket expenses incurred by each trustee in attending such meetings.

3.  SUB-TRANSFER AGENT FEES
       The Fund is subject to sub-transfer agent fees consisting of broker-dealer and fund network fees at an annual rate of up to 0.10% of the average daily balances of accounts invested through those networks. Costs of $5,925 were incurred by the Fund for the six months ended June 30, 2002.

4.  PURCHASES AND SALES
    The aggregate amounts of purchases and sales of the Fund's investment securities, other than short-term securities, for the six months ended June 30, 2002, were $27,942,583 and $48,581,697 of non-governmental issues, respectively.

5.  SHARES OF BENEFICIAL INTEREST
    As of June 30, 2002, an unlimited number of shares of beneficial interest, par value $0.001, was authorized for the Trust. Changes in shares of beneficial interest for the Fund were as follows:

                                                           SIX MONTHS ENDED                                YEAR ENDED

                                                             JUNE 30, 2002                              DECEMBER 31, 2001

                                                   SHARES                    AMOUNT            SHARES                   AMOUNT
                                                   ------                    ------            ------                   ------
Shares sold                                         405,422               $  4,552,517          687,505             $  8,208,286
Shares issued as reinvestment of distributions           --                         --           22,777                  260,805
Shares issued due to merger (Note 1)              1,731,711                 19,984,387               --                       --
Shares redeemed                                  (2,152,511)               (24,936,063)        (965,330)             (11,157,621)
    Net decrease                                    (15,378)              $   (399,159)        (255,048)            $ (2,688,530)

    At June 30, 2002, KIM and its affiliates owned 371,886 shares of the Fund.

6.  RISK FACTORS OF THE FUND
    Investing in underlying funds through Kobren Growth Fund involves additional and duplicative expenses and certain tax results that would not be present if an investor were to make a direct investment in the underlying funds. The Fund, together with the other funds and any "affiliated persons" (as such term is defined in the 1940 Act) may purchase only up to 3% of the total outstanding securities of an underlying fund. Accordingly, when the Trust, KIM or their affiliates hold shares of any of the underlying funds, the Fund's ability to invest fully in shares of such underlying funds may be restricted, and KIM must then, in some instances, select alternative investments for the Fund.

7.  TAX INFORMATION
    For the year ended December 31, 2001, Kobren Growth Fund had a capital loss carryforward of $1,548,882 expiring in December 31, 2009.

[Kobren Insight Funds logo]
Delphi Value Fund
Semi-Annual Report
June 30, 2002

Dear Shareholders,

         During the first half of 2002, the US equity markets were buffeted by a maelstrom of conflicting economic data and corporate governance issues. Positively, real gross domestic product surged more than 5% with a concomitant uptick in productivity. Negatively, unemployment rose to 5.9%, consumer confidence waned, and corporate profits continued to stagnate, especially in the high technology sector. All of the popular indices -- the Dow Jones Industrials, the S&P 500, and the NASDAQ Composite posted major declines; -7.5%, -13.2%, and -24.8%, respectively. Fortuitously, the Retail class of your fund appreciated 1.0% (1.1% for the Institutional class). While many of our value competitors suffered losses in the first half, we are certainly not pleased with our performance. For the record, the net asset value of the Delphi Value Fund peaked on May 14th at $14.45 per share, up 9.6% for 2002 ($14.55, up 9.7% for the Institutional class).

         [photo of Scott Black]

         Although the current bear market seems like an eternity (commencing mid-year 2000), US equities, as a whole, are still statistically expensive. As of June 30th, the S&P 500 at 989.8 was 24x forecast 2002 earnings and 3.3x book value. During the last protracted stock market slump in 1982, the general market index slipped below book value and 8x estimated earnings. As you well know, the daily media fare of accounting scandals, insider trading, and senior executive avarice exacerbated an already nervous investment environment. Since the formation of the US capital markets, their smooth functioning has depended upon the integrity of management, directors, independent auditors, and securities brokers. "Fair and full disclosure" has been the central tenet of corporate earnings reports. With the recent spate of misdeeds, a handful of miscreants have vitiated the public trust. The impact on our economy should not be underestimated. For example, the risk premium on equities has risen, the availability of credit to weaker rated companies has shrunk, and our preeminence among foreign investors has evaporated.

         Despite the first half correction, thirteen individual holdings advanced more than 20%. Financial service stocks dominated the winners list; Southwest Bancorp (+45%), North Fork Bancorp. (+24%), Community Bank System (+23%), First Essex Bancorp (+21%), and Webster Financial (+21%). Other stellar performers included McClatchy (+37%), General Dynamics (+34%), Pepsi Bottling Group (+31%), and Lennar (+31%). Conversely, the Adelphia debacle triggered major declines in two healthy cable television corporations, Comcast (-34%) and Cox Communications (-34%). The overall meltdown in technology issues resulted in 20% plus pullbacks in Lattice Semiconductor, LSI Logic, Maxtor and Western Digital. All four have solid balance sheets. For example, Lattice, Maxtor, and Western Digital are essentially debt free with more cash than debt. LSI Logic retains a cash horde greater than $1 billion. Fortunately, we sold all four of your semiconductor equipment investments (Applied Materials, Kulicke & Soffa, Lam Research, and Varian Semiconductor) with significant gains.

         Portfolio additions were quite eclectic ranging from fallen angels like Toys "R" Us and Citigroup to conglomerate turnaround candidates, Honeywell Intl. and Textron. Lyondell Chemical was purchased below 4x its expected recovery earnings per share. GulfMark Offshore, a supplier of crew ships to the petroleum industry outside the United States, was acquired below 8x next year's anticipated earnings.

         Despite the vicissitudes of the US stock market, we remain dedicated to our investment discipline of purchasing high return on equity businesses with low valuations. An independent analysis of the Delphi Value portfolio on March 31st confirms the successful implementation of our strategy. Your fund registered a price/earnings ratio of 14.1x expected earnings with a 17.8% return on equity. Although these are difficult economic and political times for our country, I firmly believe in the resiliency of our citizenry and our institutions. Within the forthcoming year, both the economy and corporate profitability should rebound. Thank you for your continued support.

                           Very truly yours,

                       /s/ Scott M. Black

                           Scott M. Black
                           Portfolio Manager

                            PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------
                           June 30, 2002 (unaudited)

 SHARES                                                          VALUE (NOTE 1)

             COMMON STOCKS - 93.96%
-------------------------------------------------------------------------------
             AEROSPACE/TECHNOLOGY - 6.78%
-------------------------------------------------------------------------------
    32,000  Arrow Electronics, Inc. (1)                            $    664,000
    36,340  Avnet, Inc.                                                 799,116
    12,300  General Dynamics Corp.                                    1,308,105
    31,000  Kemet Corp. (1)                                             553,660
    75,500  Lattice Semiconductor Corp. (1)                             656,095
    41,000  LSI Logic Corp. (1)                                         358,750
   135,000  Maxtor Corp. (1)                                            610,200
   171,800  Western Digital Corp. (1)                                   558,350
                                                                   ------------
                                                                      5,508,276

             BANKING - 11.37%
-------------------------------------------------------------------------------
    39,500  Banknorth Group, Inc.                                     1,027,790
    63,650  Colonial BancGroup, Inc.                                    954,750
    28,000  Community Bank System, Inc.                                 903,000
    33,000  First Essex Bancorp, Inc.                                 1,128,600
    25,580  FleetBoston Financial Corp.                                 827,513
    28,350  North Fork Bancorporation, Inc.                           1,128,614
    37,100  Southwest Bancorp, Inc.                                   1,028,041
    28,400  Webster Financial Corp.                                   1,086,016
    23,065  Wells Fargo & Co.                                         1,154,634
                                                                   ------------
                                                                      9,238,958

             BASIC MATERIALS - 3.18%
-------------------------------------------------------------------------------
    26,200  Cytec Industries, Inc. (1)                                  823,728
    58,500  Lyondell Chemical Co.                                       883,350
    28,550  Plum Creek Timber Co., Inc., REIT                           876,485
                                                                   ------------
                                                                      2,583,563

             CONGLOMERATES - 6.91%
-------------------------------------------------------------------------------
       796  Berkshire Hathaway, Inc., Class B (1)                     1,778,264
    27,200  Honeywell International, Inc.                               958,256
    18,500  Norsk Hydro A/S, SP ADR                                     890,220
    32,600  St. Joe Co. (The)                                           978,652
    21,500  Textron, Inc.                                             1,008,350
                                                                   ------------
                                                                      5,613,742

             CONSTRUCTION & REAL ESTATE - 5.45%
-------------------------------------------------------------------------------
    26,000  Boston Properties, Inc., REIT                             1,038,700
    46,318  D.R. Horton, Inc.                                         1,205,658
    32,000  Equity Office Properties Trust, REIT                        963,200
    20,000  Lennar Corp.                                              1,224,000
                                                                   ------------
                                                                      4,431,558

             CONSUMER RELATED - 2.17%
-------------------------------------------------------------------------------
    33,000  Liz Claiborne, Inc.                                       1,049,400
    41,800  Orient-Express Hotels Ltd. (1)                              716,034
                                                                   ------------
                                                                      1,765,434

             ENERGY - 10.60%
-------------------------------------------------------------------------------
    34,500  Cabot Oil & Gas Corp.                                       788,325
    18,126  Devon Energy Corp.                                          893,249
    15,300  Enbridge Energy Partners, LP                                685,440
    34,408  GlobalSantaFe Corp.                                         941,059
    23,500  GulfMark Offshore, Inc. (1)                                 973,135
    20,700  Talisman Energy, Inc.                                       934,605
    23,925  Tidewater, Inc.                                             787,611
    22,500  Unocal Corp.                                                831,150
    52,700  Vintage Petroleum, Inc.                                     627,130
    55,950  XTO Energy, Inc.                                          1,152,570
                                                                   ------------
                                                                      8,614,274
             FINANCIAL SERVICES - 9.24%
-------------------------------------------------------------------------------
    27,000  American Express Co.                                        980,640
    16,584  Bear Stearns Cos., Inc.                                   1,014,941
    23,400  Citigroup, Inc.                                             906,750
    16,000  Freddie Mac                                                 979,200
    11,500  Goldman Sachs Group, Inc.                                   843,525
    31,215  iStar Financial, Inc., REIT                                 889,628
    16,200  Lehman Brothers Holdings, Inc.                            1,012,824
    20,455  Morgan Stanley Dean Witter & Co.                            881,201
                                                                   ------------
                                                                      7,508,709

             FOOD & BEVERAGE - 5.27%
-------------------------------------------------------------------------------
    34,000  AFC Enterprises, Inc. (1)                                 1,062,500
    29,100  Jack in the Box, Inc. (1)                                   925,380
    42,600  Pepsi Bottling Group, Inc.                                1,312,080
    66,000  PepsiAmericas, Inc.                                         986,040
                                                                   ------------
                                                                      4,286,000

             INSURANCE - 7.65%
-------------------------------------------------------------------------------
    56,500  CNA Surety Corp.                                       $    822,075
    40,000  IPC Holdings, Ltd.                                        1,221,600
    12,500  MGIC Investment Corp.                                       847,500
    22,800  Radian Group, Inc.                                        1,113,780
    34,400  RenaissanceRe Holdings, Ltd.                              1,259,040
    11,300  XL Capital, Ltd., Class A                                   957,110
                                                                   ------------
                                                                      6,221,105

             MANUFACTURING - 2.36%
-------------------------------------------------------------------------------
    25,000  Banta Corp.                                                 897,500
    37,600  Masco Corp.                                               1,019,336
                                                                   ------------
                                                                      1,916,836

             PUBLISHING & BROADCASTING - 15.67%
-------------------------------------------------------------------------------
    35,000  Comcast Corp., Class A (1)                                  834,400
    28,500  Cox Communications, Inc., Class A (1)                       785,175
    46,100  Disney (Walt) Co.                                           871,290
    19,900  Dow Jones & Co., Inc.                                       964,155
    18,500  Gannett, Inc.                                             1,404,150
    39,300  Harte-Hanks, Inc.                                           807,615
    25,400  Lee Enterprises, Inc.                                       889,000
    76,000  Liberty Media Corp., Class A (1)                            760,000
    23,000  McClatchy Co., Class A                                    1,477,750
    17,500  McGraw-Hill Cos., Inc.                                    1,044,750
    34,600  News Corp., Ltd., SP ADR                                    793,378
    25,000  Viacom, Inc., Class B (1)                                 1,109,250
     1,823  Washington Post, Class B                                    993,535
                                                                   ------------
                                                                     12,734,448

             RETAIL - 4.43%
-------------------------------------------------------------------------------
    24,500  Ethan Allen Interiors, Inc.                                 853,825
    24,200  Federated Department Stores, Inc. (1)                       960,740
    28,125  May Department Stores Co. (The)                             926,156
    49,000  Toys "R" Us, Inc. (1)                                       856,030
                                                                   ------------
                                                                      3,596,751

             TELECOMMUNICATIONS - 0.65%
-------------------------------------------------------------------------------
    20,800  United States Cellular Corp. (1)                            529,360

             TRANSPORTATION - 2.23%
-------------------------------------------------------------------------------
    18,000  FedEx Corp. (1)                                             961,200
    23,000  Teekay Shipping Corp.                                       848,930
                                                                   ------------
                                                                      1,810,130

            TOTAL COMMON STOCKS                                      76,359,144
            (Cost $64,210,182)

             INVESTMENT COMPANY - 6.97%
 5,661,842  Dreyfus Cash Management Plus Fund                         5,661,842
                                                                   ------------

             TOTAL INVESTMENT COMPANY                                 5,661,842
                                                                   ------------
             (Cost $5,661,842)

             TOTAL INVESTMENTS - 100.93%                             82,020,986
             (Cost $69,872,024*)

             LIABILITIES NET OF CASH & OTHER
             ASSETS - (0.93)%                                          (757,424)
                                                                   ------------

             TOTAL NET ASSETS - 100.00%                            $ 81,263,562
                                                                   ------------

  (1)  Non-income producing.
   LP  Limited Partnership
 REIT  Real Estate Investment Trust
SP ADR Sponsored American Depositary Receipt

* For Federal income tax purposes, cost is $69,872,024 and appreciation (depreciation) is as follows:
             Unrealized appreciation:           $16,263,167
             Unrealized depreciation:            (4,114,205)
                                                ------------
             Net unrealized appreciation:       $12,148,962
                                                ------------

SEE NOTES TO FINANCIAL STATEMENTS

                      STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
                           JUNE 30, 2002 (UNAUDITED)

ASSETS:
   Investments, at value (Note 1)
        See Portfolio of Investments                                $82,020,986
   Dividends receivable                                                  99,356
   Receivable for shares sold                                           190,020
   Prepaid expenses and other assets                                      1,113
                                                                    -----------
         Total assets                                                82,311,475
                                                                    -----------

   LIABILITIES:
   Payable for investments purchased                                    924,550
   Investment advisory fee payable (Note 2)                              66,728
   Distribution fee payable (Note 2)                                      9,151
   Accrued trustees' fees and expenses (Note 2)                           6,303
   Accrued expenses and other payables                                   41,181
                                                                    -----------
         Total liabilities                                            1,047,913
                                                                    -----------
   NET ASSETS                                                       $81,263,562
                                                                    -----------

   Investments, at cost                                             $69,872,024
                                                                    -----------

   NET ASSETS CONSIST OF:
   Accumulated net investment loss                                  $   (47,819)
   Accumulated net realized gain on investments sold                  1,828,192
   Net unrealized appreciation of investments                        12,148,962
   Par value (Shares of beneficial interest, $0.001 per share)            6,087
   Paid-in capital in excess of par value                            67,328,140
                                                                    -----------
   NET ASSETS                                                       $81,263,562
                                                                    -----------

   COMPUTATION OF NET ASSET VALUE
   RETAIL CLASS SHARES:
   Net asset value, offering and redemption price
     per share ($48,197,602 / 3,621,511 shares)                     $     13.31
                                                                    -----------

   INSTITUTIONAL CLASS SHARES:
   Net asset value, offering and redemption price
     per share ($33,065,960 / 2,465,987 shares)                     $     13.41
                                                                    -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                            STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
               FOR THE SIX MONTHS ENDED JUNE 30, 2002 (UNAUDITED)

INVESTMENT INCOME:
   Dividends, (net of withholding tax of $583)                      $   544,823
                                                                    -----------
       Total investment income                                          544,823
                                                                    -----------
   EXPENSES:
   Investment advisory fee (Note 2)                                     392,688
   Administration fee (Note 2)                                           36,250
   Transfer agent fees (Note 2)                                          35,767
   Sub-transfer agent fee (Retail Class) (Note 3)                        11,728
   Custodian fees (Note 2)                                                8,878
   Professional fees                                                     13,986
   Trustees' fees and expenses (Note 2)                                  11,213
   Registration and filing fees                                          10,453
   Distribution fees (Retail Class) (Note 2)                             58,639
   Other                                                                 13,040
                                                                    -----------
       Total expenses                                                   592,642
                                                                    -----------
   NET INVESTMENT LOSS                                                  (47,819)
                                                                    -----------
   NET REALIZED GAIN AND UNREALIZED LOSS ON INVESTMENTS :
   Net realized gain from security transactions                       2,120,120
   Net unrealized depreciation of investments                        (1,473,733)
                                                                    -----------
   Net realized and unrealized gain  on investments                     646,387
                                                                    -----------
   NET INCREASE IN NET ASSETS
          RESULTING FROM OPERATIONS                                 $   598,568
                                                                    -----------

                                        STATEMENT OF CHANGES IN NET ASSETS

                                                                          FOR THE SIX
                                                                          MONTHS ENDED          FOR THE YEAR
                                                                          JUNE 30, 2002             ENDED
                                                                           (UNAUDITED)         DECEMBER 31, 2001
                                                                           -----------         -----------------
Net investment loss                                                        $   (47,819)           $   (12,174)
Net realized gain (loss) from security transactions                          2,120,120               (312,166)
Net unrealized appreciation (depreciation) of investments                   (1,473,733)             1,441,589
                                                                           -----------            -----------
Net increase in net assets resulting from operations                           598,568              1,117,249
DISTRIBUTION TO SHAREHOLDERS FROM:
  RETAIL SHARES :
    Net realized gains on investments                                             --                 (225,696)
                                                                           -----------            -----------
      Total distributions                                                         --                 (225,696)
  INSTITUTIONAL SHARES :
    Net realized gains on investments                                             --                 (139,881)
                                                                           -----------            -----------
      Total distributions                                                         --                 (139,881)
Total distributions to shareholders                                               --                 (365,577)
Net increase in net assets from fund share
  transactions                                                               7,983,353              2,661,836
                                                                           -----------            -----------

Net increase in net assets                                                   8,581,921              3,413,508

NET ASSETS:
Beginning of period                                                         72,681,641             69,268,133
                                                                           -----------            -----------
End of period                                                              $81,263,562            $72,681,641
                                                                           -----------            -----------
Accumulated net investment loss                                            $   (47,819)           $      --
                                                                           -----------            -----------

                                              SEE NOTES TO FINANCIAL STATEMENTS

                                                       FINANCIAL HIGHLIGHTS
                                        FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             RETAIL CLASS SHARES
                                           ---------------------------------------------------------------------------------------
                                                                                                                For the Period
                                                For the           For the          For the        For the      December 23, 1998
                                           Six Months Ended     Year Ended       Year Ended     Year Ended       (commencement
                                             June 30, 2002     December 31,     December 31,   December 31,      of operations)
                                              (unaudited)          2001             2000           1999       to December 31, 1998
                                              -----------          ----             ----           ----       --------------------
Net asset value - beginning of period           $ 13.18           $ 13.00          $ 11.19        $ 10.12          $ 10.00
Net investment income (loss)(f)                   (0.02)            (0.02)           (0.01)       --(d)(e)            0.01
Net realized and unrealized gain on
  investments                                      0.15              0.27             1.94           1.14             0.11
                                                -------           -------          -------        -------          -------
Net increase in net assets resulting from
  investment operations                            0.13              0.25             1.93           1.14             0.12

Distributions from net investment income           --                --               --            --(e)             --
Distributions from net realized capital gains      --               (0.07)           (0.12)         (0.07)            --
                                                -------           -------          -------        -------          -------
Total distributions                                --               (0.07)           (0.12)         (0.07)            --
Net asset value - end of period                 $ 13.31           $ 13.18          $ 13.00        $ 11.19          $ 10.12
                                                -------           -------          -------        -------          -------
Total return(a)(c)                                 0.99%             1.90%           17.30%         11.30%            1.20%
                                                -------           -------          -------        -------          -------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $48,198           $44,744          $45,312        $31,055          $ 5,056
Ratio of net investment income/(loss) to
  average net assets(f)                         (0.24)%(b)          (0.12)%          (0.12)%         0.00%         0.82% (b)
Ratio of operating expenses to average net
  assets before fees waived and/or
  expenses reimbursed by investment adviser
  and administrator                                1.63%(b)          1.64%            1.71%          1.86%           10.91%(b)
Ratio of operating expenses to average net assets
  after waivers and/or expense reimbursements      1.63%(b)          1.64%            1.71%          1.75%            1.75%(b)
Portfolio turnover rate(c)                           13%               29%              45%            17%               0%

(a) Total return represents aggregate total return for the period indicated and would have been lower during periods in which fees were waived and expenses reimbursed.
(b) Annualized.
(c) Not Annualized.
(d) The selected per share data was calculated using the weighted average share method for the period.
(e) The selected amounts are less than $0.005.
(f) Net investment income (loss) would have been lower during periods in which fees were waived and expenses reimbursed.

                                                 SEE NOTES TO FINANCIAL STATEMENTS

                                                       FINANCIAL HIGHLIGHTS
                                        FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         INSTITUTIONAL CLASS SHARES
                                           ---------------------------------------------------------------------------------------
                                                                                                                For the Period
                                                For the           For the          For the        For the      December 23, 1998
                                           Six Months Ended     Year Ended       Year Ended     Year Ended       (commencement
                                             June 30, 2002     December 31,     December 31,   December 31,      of operations)
                                              (unaudited)          2001             2000           1999       to December 31, 1998
                                              -----------          ----             ----           ----       --------------------

Net asset value - beginning of period           $ 13.26           $ 13.05          $ 11.20        $ 10.12          $ 10.00

Net investment income(f)                          --(e)              0.02             0.02           0.03(d)          0.01
Net realized and unrealized gain on
  investments                                      0.15              0.26             1.95           1.14             0.11
                                                                  -------          -------        -------          -------
Net increase in net assets resulting from
  investment operations                            0.15              0.28             1.97           1.17             0.12
Distributions from net investment income           --                --               --            (0.02)            --
Distributions from net realized capital gains      --               (0.07)           (0.12)         (0.07)            --
                                                                  -------          -------        -------          -------
Total distributions                                --               (0.07)           (0.12)         (0.09)            --

Net asset value - end of period                 $ 13.41           $ 13.26          $ 13.05        $ 11.20          $ 10.12
                                                -------           -------          -------        -------          -------

Total return(a)(c)                                 1.13%             2.12%           17.64%         11.61%            1.20%
                                                -------           -------          -------        -------          -------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)            $33,066           $27,938          $23,956        $22,763          $   272
Ratio of net investment income to
  average net assets(f)                            0.06%(b)          0.18%            0.18%          0.25%            1.07%(b)
Ratio of operating expenses to average net
  assets before fees waived and/or expenses
  reimbursed by investment adviser and
  administrator                                    1.33%(b)          1.34%            1.41%          1.57%           10.66%(b)
Ratio of operating expenses to average net
  assets after waivers and/or expense
  reimbursements                                   1.33%(b)          1.34%            1.41%          1.50%            1.50%(b)
Portfolio turnover rate(c)                           13%               29%              45%            17%               0%

(a) Total return represents aggregate total return for the period indicated and would have been lower during periods in which fees were waived and expenses reimbursed.
(b) Annualized.
(c) Not Annualized.
(d) The selected per share data was calculated using the weighted average share method for the period.
(e) The selected amounts are less than $0.005.
(f) Net investment income would have been lower during periods in which fees were waived and expenses reimbursed.

                                                 SEE NOTES TO FINANCIAL STATEMENTS

                         NOTES TO FINANCIAL STATEMENTS
                           JUNE 30, 2002 (UNAUDITED)

1.     SIGNIFICANT ACCOUNTING POLICIES

Kobren Insight Funds (the "Trust") was organized on September 13, 1996, as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a no-load, open-end diversified management investment company. As of June 30, 2002, the Trust offered shares of two funds, Kobren Growth Fund and Delphi Value Fund. Information presented in these financial statements pertains only to Delphi Value Fund (the "Fund"). The Fund is authorized to issue two classes of shares
- the Retail Class and the Institutional Class. Each class of shares outstanding bears the same voting, dividend, liquidation and other rights and conditions, except that the expenses incurred in the distribution and marketing of such shares are different for each class. Additionally, the Retail Class is subject to 12b-1 fees and sub-transfer agent fees. The Fund seeks to achieve its investment objective by investing primarily in equity securities of U.S. companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

USE OF ESTIMATES -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- Investment securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Short-term securities are valued at amortized cost which approximates market value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

DIVIDENDS AND DISTRIBUTIONs -- It is the policy of the Fund to declare and pay dividends from net investment income annually. The Fund will distribute net realized capital gain, if any (including net short-term capital gain) annually, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gain for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gain. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date. Dividend income, net of applicable witholding taxes, on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date. Interest income is recognized on the accrual basis. All discounts/premiums are accreted/amortized using the effective yield method.

FEDERAL INCOME TAX -- The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, applicable to regulated investment companies, by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

EXPENSES -- Expenses of the Trust which are directly identifiable to a specific fund are allocated to that fund. Certain of the Trust's other expenses are allocated equally to those funds which make up the Trust. Other expenses of the Trust are allocated among the funds based upon relative net assets of each fund.

CLASSES-- Class-specific expenses are borne by that class. Income, expenses and realized and unrealized gain/losses are allocated to the respective classes on the basis of relative daily net assets.

2. INVESTMENT ADVISORY FEE, ADMINISTRATION FEE, DISTRIBUTION AND SHAREHOLDER SERVICING FEES AND OTHER RELATED PARTY TRANSACTIONS

The Trust has entered into an investment advisory agreement (the "Advisory Agreement") with Kobren Insight Management, Inc. ("KIM" or the "Adviser") who has engaged Delphi Management, Inc. ("Delphi") as the Fund's sub-adviser. The Advisory Agreement provides that the Fund pays KIM a fee, computed daily and paid monthly, at the annual rate of 1.00% of the Fund's average daily net assets. KIM is solely responsible for the payment of the sub-adviser fee to Delphi. KIM has voluntarily agreed to limit the Fund's total annual operating expenses of the Retail Class and Institutional Class to no more than 1.75% and 1.50%, respectively, of the Fund's average daily net assets until January 1, 2003.

The Trust has also entered into an administration agreement (the
"Administration Agreement") with PFPC Inc. (the "Administrator"), a member of The PNC Financial Services Group. The Administrator also serves as the Trust's transfer agent and dividend paying agent. Boston Safe Deposit and Trust Company, an indirect and wholly-owned subsidiary of Mellon Financial Corporation, serves as the Trust's custodian. Kobren Insight Brokerage, Inc. ("KIB"), an affiliate of KIM, serves as distributor of the Fund.

No officer, director or employee of KIM, KIB, the Administrator, or any affiliate thereof, receives any compensation from the Trust for serving as a trustee or officer of the Trust. Each trustee who is not an "affiliated person" receives an annual retainer fee of $5,000 plus $1,000 for each board meeting attended and $500 for each committee meeting attended. The Trust also reimburses out-of-pocket expenses incurred by each trustee in attending such meetings.

The Retail Class of the Fund has adopted a Shareholder Servicing and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Fund pays KIB, distributor of the Fund and affiliate of KIM, a monthly 12b-1 fee for distribution services provided, at an annual rate of 0.25% of the average daily net assets attributable to the Retail Class of shares, amounting to $58,639 for the six months ended June 30, 2002.


3.     SUB-TRANSFER AGENT FEES

The Retail Class of the Fund is subject to sub-transfer agent fees consisting of broker-dealer and fund network fees. The Fund pays participating networks a monthly fee for processing shareholder orders at an annual rate of up to 0.10% of the average daily balance of fund accounts invested through those networks, amounting to $11,728 for the six months ended June 30, 2002.


4.     PURCHASES AND SALES

The aggregate amounts of purchases and sales of the Fund's investment securities, other than short-term securities, for the six months ended June 30, 2002, were $16,224,233 and $9,740,162 of non-governmental issues, respectively.


5.     SHARES OF BENEFICIAL INTEREST

As of June 30, 2002, an unlimited number of shares of beneficial interest, par value $0.001, was authorized for the Trust. Changes in shares of beneficial interest for the Fund were as follows:

                                              SIX MONTHS ENDED                             YEAR ENDED
                                                JUNE 30, 2002                           DECEMBER 31, 2001
RETAIL CLASS:                             SHARES             AMOUNT                 SHARES             AMOUNT
-------------                             ------             ------                 ------             ------
Shares sold                               592,732         $ 8,193,171               897,584        $ 11,765,591
Shares issued as reinvestment of
    distributions                              --                  --                16,100             211,930
Shares redeemed                          (366,392)         (5,055,370)           (1,003,397)        (12,824,167)
                                          -------         -----------            -----------       ------------
Net increase (decrease)                   226,340         $ 3,137,801               (89,713)       $   (846,646)
                                          -------         -----------            -----------       ------------

INSTITUTIONAL CLASS:                      SHARES             AMOUNT                 SHARES             AMOUNT
--------------------                      ------             ------                 ------             ------
Shares sold                               518,021         $ 7,022,283               545,130        $  6,985,008
Shares issued as reinvestment of
   distributions                               --                  --                10,435             138,156
Shares redeemed                          (158,374)         (2,176,731)             (285,475)         (3,614,682)
                                          -------         -----------            -----------       ------------
Net increase                              359,647         $ 4,845,552               270,090        $  3,508,482
                                          -------         -----------            -----------       ------------
         Total increase                   585,987         $ 7,983,353               180,377        $  2,661,836
                                          -------         -----------            -----------       ------------

At June 30, 2002, KIM, Delphi and its affiliates owned 556,012 Retail Class shares of the Fund. Discretionary accounts managed by KIM for management clients collectively held 2,057,959 shares of the Institutional Class.

6.     TAX INFORMATION

For the year ended December 31, 2001, Delphi Value Fund had a capital loss carryforward of $299,998 expiring in December 31, 2009.